Fixed assets, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Fixed Assets
The following table presents our major categories of fixed assets, net (in thousands):

Table 6.1. Details of Fixed Assets, net
	June 30, 2025	December 31, 2024
Computers & equipment	$5,223	$4,920
Leasehold improvements	20,107	739
Construction in progress	—	16,204
Other	3,913	1,600

Total fixed assets	29,243	23,463
Less: accumulated depreciation and amortization	(5,439)	(4,781)

Total fixed assets, net	$23,804	$18,682

The following table presents our major categories of Fixed assets, net (in thousands):
Table 7.1. Details of Fixed assets, net

	December 31,	December 31,
	2024	2023
Computers & equipment	$4,920	$4,543
Leasehold improvements	739	572
Construction in progress	16,204	—
Other	1,600	1,256

Total Fixed assets	23,463	6,371
Less: Accumulated depreciation and amortization	$(4,781)	$(3,752)

Total Fixed assets, net	$18,682	$2,619